3 Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of revenue by geographical analysis

Geographical analysis of revenue by destination of customer

	2020 £’000	2019 £’000	2018 £’000
Revenue from continuing operations:
United Kingdom	4	197	149
Rest of Europe	114	55	–
Rest of the World	62	60	–
	180	312	149
Revenue from discontinued operations
United States	–	–	3,882

Schedule of commercial segment

Within revenue from discontinued operations for 2018, reported in the consolidated statement of comprehensive income under loss from discontinued operations, four customers each accounted for at least 10% of revenue from discontinued operations:

	2020 £’000	2019 £’000	2018 £’000
Customer A	64%	63%	100%
Customer B	34%	19%	-
Customer C	2%	18%	-

Schedule of segment

Segmented results for the year ended 31 December 2020

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	180	-	180
Grant revenue	163	-	163
Total revenue	343	-	343
Other income	12	-	12
Cost of sales	-	-	-
Research and development costs	(4,886)	-	(4,886)
Distribution costs, sales and marketing	(6)	-	(6)
Administrative costs	(4,917)	-	(4,917)
Depreciation	(1,207)	-	(1,207)
Amortisation	(10)	-	(10)
Impairment	(12,369)		(12,369)
Loss from operations	(23,040)	-	(23,040)
Finance income	1	-	1
Finance expense	(431)	-	(431)
Loss before tax	(23,470)	-	(23,470)
Taxation	1,281	-	1,281
Loss for the year	(22,189)	-	(22,189)
Loss from continuing operations			(22,189)
Loss from discontinued operations			-

Segmented results for the year ended 31 December 2019

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	312	–	312
Grant revenue	362	–	362
Total revenue	674	–	674
Other income	15	–	15
Cost of sales	–	–	-
Research and development costs	(6,624)	–	(6,624)
Distribution costs, sales and marketing	(323)	–	(323)
Administrative costs	(3,775)	–	(3,775)
Loss from discontinued operations, net of tax	–	(947)	(947)
Depreciation	(1,282)	–	(1,282)
Amortisation	(3)	–	(3)
Loss from operations	(11,318)	(947)	(12,265)
Finance income	492	–	492
Finance expense	(97)	–	(97)
Loss before tax	(10,923)	(947)	(11,870)
Taxation	1,785	–	1,785
Loss for the year	(9,138)	(947)	(10,085)
Loss from continuing operations			(9,138)
Loss from discontinued operations			(947)

Segmented results for the year ended 31 December 2018

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	149	3,882	4,031
Grant revenue	1,789	–	1,789
Total revenue	1,938	3,882	5,820
Cost of sales	–	(1,286)	(1,286)
Research and development costs	(8,555)	(283)	(8,838)
Distribution costs, sales and marketing	–	(4,357)	(4,357)
Administrative costs	(4,087)	(872)	(4,959)
Loss on disposal of discontinued operations	–	(1,407)	(1,407)
Depreciation	(1,011)	(5)	(1,016)
Amortisation	(100)	(334)	(434)
Loss from operations	(11,815)	(4,662)	(16,477)
Finance income	2	–	2
Finance expense	(587)	–	(587)
Loss before tax	(12,400)	(4,662)	(17,062)
Taxation	2,032	–	2,032
Loss for the year	(10,368)	(4,662)	(15,030)
Loss from continuing operations			(10,368)
Loss from discontinued operations			(4,662)

Schedule of non-current assets by location of assets	Non-current assets by location of assets
	2020 £’000	2019 £’000	2018 £’000
United Kingdom	542	12,775	12,966
Spain		4,383	1,860
	542	17,158	14,826